UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:   028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England             May 11, 2009
         ---------------            ---------------          -----------------
           [Signature]              [City, State]                 [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           Nil

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:      $13,220
                                             (thousands)

                                         Cheyne Capital Management (UK) LLP

                                             Form 13F Information Table


                                                            Value     SHRS or   SH/  Put/ Investment  Other     Voting Authority
              Name             Title of Class     CUSIP     x$1000  PRN amount  PRN  call Discretion Managers Sole  Shared  None
----------------------------   --------------   ---------   ------  ----------  ---  ---- ---------- -------- ----  ------  ----

ACERGY S A                     SPONSORED ADR    00443E104     618    100000      SH          SOLE            100000
AGCO CORP                      COM              001084102     490     25000      SH          SOLE             25000
ALSIUS CORPORATION             COM              021211107     159    611027      SH          SOLE            611027
DELL INC                       COM              24702R101     387     40793      SH          SOLE             40793
DELTA AIR LINES INC DEL        COM NEW          247361702      68     12073      SH          SOLE             12073
DEVON ENERGY CORP NEW          COM              25179M103     447     10000      SH          SOLE             10000
EBAY INC                       COM              278642103     628     50000      SH          SOLE             50000
EDISON INTL                    COM              281020107     201      6974      SH          SOLE              6974
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     648     17000      SH          SOLE             17000
GAMESTOP CORP NEW              COM              36467W109     420     15000      SH          SOLE             15000
INTREPID POTASH INC            COM              46121Y102     194     10533      SH          SOLE             10533
ISHARES TR                     S&P NA SEMICND   464287523     623     20000      SH          SOLE             20000
LENNAR CORP                    CL A             526057104     188     25000      SH          SOLE             25000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     369     10000      SH          SOLE             10000
MASTERCARD INC                 CL A             57636Q104     837      5000      SH          SOLE              5000
MORGAN STANLEY                 COM NEW          617446448     228     10000      SH          SOLE             10000
NATIONAL OILWELL VARCO INC     COM              637071101     574     20000      SH          SOLE             20000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     371      5000      SH          SOLE              5000
PETROLEO BRASILEIRO SA PETRO   SP ADR NON
                               VTG              71654V101     201      8192      SH          SOLE              8192
PRICELINE COM                  COM NEW          741503403     394      5000      SH          SOLE              5000
PROSHARES TR                   PSHS ULTSH
                               20YRS            74347R297     655     15000      SH          SOLE             15000
RENT A CTR INC NEW             COM              76009N100     775     40000      SH          SOLE             40000
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     561     30000      SH          SOLE             30000
SPDR GOLD TRUST                CALL             78463V907     290       500      SH          SOLE               500
UNION PAC CORP                 COM              907818108     308      7500      SH          SOLE              7500
UNITED STATES OIL FUND LP      UNITS            91232N108     726     25000      SH          SOLE             25000
UNITED STATES NATL GAS FUND    UNIT             912318102     765     50332      SH          SOLE             50332
VISA INC                       COM CL A         92826C839     834     15000      SH          SOLE             15000
WAL MART STORES INC            COM              931142103     261      5000      SH          SOLE              5000
